Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 28,577	$ 41,390
Cash equivalents	72,214	37,030
Cash and cash equivalents	100,791	78,420	$ 165,955	$ 276,776
Investment of money market fund		$ 54,000
Proceeds from sale portion of other financial assets	$ 38,000